Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.97%
Communication services: 8.20%
Diversified telecommunication services: 1.05%
AT&T Incorporated	137,922	$ 2,601,209
Verizon Communications Incorporated	163,745	7,581,394
		10,182,603
Entertainment: 1.16%
Activision Blizzard Incorporated	72,656	5,492,794
Netflix Incorporated †	11,686	2,224,547
The Walt Disney Company †	25,558	2,853,040
Warner Bros. Discovery Incorporated †	33,365	605,575
		11,175,956
Interactive media & services: 5.51%
Alphabet Incorporated Class A †	7,985	18,223,287
Alphabet Incorporated Class C †	9,570	22,004,588
Meta Platforms Incorporated Class A †	65,292	13,089,087
		53,316,962
Media: 0.48%
Comcast Corporation Class A	117,320	4,664,643
Consumer discretionary: 10.69%
Automobiles: 2.24%
General Motors Company †	107,301	4,067,781
Tesla Motors Incorporated †	20,211	17,598,930
		21,666,711
Hotels, restaurants & leisure: 1.45%
Chipotle Mexican Grill Incorporated †	550	800,586
Darden Restaurants Incorporated	25,237	3,324,470
McDonald's Corporation	24,612	6,132,326
Royal Caribbean Cruises Limited †	17,661	1,372,790
Starbucks Corporation	32,851	2,451,999
		14,082,171
Household durables: 0.60%
D.R. Horton Incorporated	60,347	4,199,548
PulteGroup Incorporated	38,915	1,625,090
		5,824,638
Internet & direct marketing retail: 2.93%
Amazon.com Incorporated †	11,419	28,383,409
Multiline retail: 0.79%
Target Corporation	33,295	7,612,902
Specialty retail: 1.90%
AutoZone Incorporated †	961	1,879,207
Bath & Body Works Incorporated	21,198	1,121,162
Best Buy Company Incorporated	25,619	2,303,917
See accompanying notes to portfolio of investments

Allspring Disciplined U.S. Core Fund  |  1

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Specialty retail (continued)
Lowe's Companies Incorporated	29,829	$ 5,898,088
The Home Depot Incorporated	23,784	7,144,714
		18,347,088
Textiles, apparel & luxury goods: 0.78%
Nike Incorporated Class B	36,059	4,496,557
Tapestry Incorporated	93,780	3,087,238
		7,583,795
Consumer staples: 6.83%
Beverages: 0.65%
Monster Beverage Corporation †	20,334	1,742,217
PepsiCo Incorporated	10,898	1,871,296
The Coca-Cola Company	41,511	2,682,026
		6,295,539
Food & staples retailing: 1.93%
Costco Wholesale Corporation	11,267	5,990,889
Walmart Incorporated	82,920	12,685,931
		18,676,820
Food products: 2.19%
Archer Daniels Midland Company	95,516	8,554,413
Bunge Limited	48,724	5,511,659
Tyson Foods Incorporated Class A	77,123	7,184,779
		21,250,851
Household products: 1.32%
The Procter & Gamble Company	79,640	12,786,202
Personal products: 0.31%
The Estee Lauder Companies Incorporated Class A	11,282	2,979,125
Tobacco: 0.43%
Philip Morris International Incorporated	41,521	4,152,100
Energy: 3.91%
Oil, gas & consumable fuels: 3.91%
Chevron Corporation	67,217	10,530,887
Diamondback Energy Incorporated	49,049	6,191,455
EOG Resources Incorporated	41,397	4,833,514
Exxon Mobil Corporation	191,574	16,331,684
		37,887,540
Financials: 10.93%
Banks: 3.44%
Bank of America Corporation	108,238	3,861,932
Citigroup Incorporated	54,146	2,610,379
JPMorgan Chase & Company	101,428	12,106,446
Regions Financial Corporation	289,921	6,007,163
Signature Bank	4,551	1,102,480
See accompanying notes to portfolio of investments

2  |  Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Banks (continued)
US Bancorp	105,107	$ 5,103,996
Zions Bancorporation	44,633	2,522,211
		33,314,607
Capital markets: 1.95%
Bank of New York Mellon Corporation	59,262	2,492,560
CME Group Incorporated	8,472	1,858,248
Morgan Stanley	32,450	2,615,146
Northern Trust Corporation	40,064	4,128,595
The Carlyle Group Incorporated	83,216	3,019,909
The Goldman Sachs Group Incorporated	15,443	4,717,682
		18,832,140
Consumer finance: 0.72%
Capital One Financial Corporation	46,170	5,753,705
Synchrony Financial	34,196	1,258,755
		7,012,460
Diversified financial services: 1.73%
Berkshire Hathaway Incorporated Class B †	51,910	16,758,105
Insurance: 3.09%
Arch Capital Group Limited †	82,397	3,763,071
Everest Reinsurance Group Limited	18,764	5,154,658
Fidelity National Financial Incorporated	25,078	998,606
Lincoln National Corporation	35,863	2,157,159
MetLife Incorporated	117,381	7,709,584
Old Republic International Corporation	148,930	3,277,949
Prudential Financial Incorporated	31,593	3,428,156
The Hartford Financial Services Group Incorporated	49,398	3,454,402
		29,943,585
Health care: 14.68%
Biotechnology: 2.50%
AbbVie Incorporated	47,344	6,953,887
Amgen Incorporated	15,303	3,568,507
Exelixis Incorporated †	187,113	4,180,104
United Therapeutics Corporation †	14,737	2,616,702
Vertex Pharmaceuticals Incorporated †	25,130	6,866,019
		24,185,219
Health care equipment & supplies: 1.43%
Abbott Laboratories	63,649	7,224,162
Baxter International Incorporated	17,653	1,254,422
Edwards Lifesciences Corporation †	23,788	2,516,295
Medtronic plc	26,965	2,814,067
		13,808,946
Health care providers & services: 4.87%
AmerisourceBergen Corporation	44,102	6,672,192
Anthem Incorporated	18,028	9,048,794
CVS Health Corporation	82,308	7,912,268
McKesson Corporation	25,143	7,784,524
See accompanying notes to portfolio of investments

Allspring Disciplined U.S. Core Fund  |  3

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Health care providers & services (continued)
Molina Healthcare Incorporated †	11,531	$ 3,614,392
UnitedHealth Group Incorporated	23,823	12,115,187
		47,147,357
Life sciences tools & services: 1.17%
Danaher Corporation	13,074	3,283,274
Maravai LifeSciences Holdings Class A †	50,905	1,564,311
Thermo Fisher Scientific Incorporated	11,802	6,525,562
		11,373,147
Pharmaceuticals: 4.71%
Bristol-Myers Squibb Company	127,145	9,570,204
Eli Lilly & Company	1,678	490,194
Johnson & Johnson	91,144	16,447,846
Merck & Company Incorporated	93,937	8,331,273
Pfizer Incorporated	219,291	10,760,609
		45,600,126
Industrials: 7.91%
Aerospace & defense: 1.19%
General Dynamics Corporation	26,346	6,231,619
Lockheed Martin Corporation	12,224	5,282,235
		11,513,854
Air freight & logistics: 1.31%
Expeditors International of Washington Incorporated	25,219	2,498,446
FedEx Corporation	27,141	5,394,002
United Parcel Service Incorporated Class B	26,645	4,795,567
		12,688,015
Airlines: 0.31%
Delta Air Lines Incorporated †	69,800	3,003,494
Building products: 0.99%
Builders FirstSource Incorporated †	30,388	1,870,989
Masco Corporation	90,644	4,776,032
Owens Corning Incorporated	32,558	2,960,499
		9,607,520
Commercial services & supplies: 0.46%
Waste Management Incorporated	27,212	4,474,741
Construction & engineering: 0.37%
Quanta Services Incorporated	31,172	3,615,329
Electrical equipment: 1.27%
Acuity Brands Incorporated	24,152	4,165,737
AMETEK Incorporated	13,286	1,677,490
Eaton Corporation plc	16,919	2,453,593
Regal Rexnord Corporation	31,097	3,956,782
		12,253,602
Industrial conglomerates: 0.11%
Honeywell International Incorporated	5,548	1,073,593
See accompanying notes to portfolio of investments

4  |  Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Machinery: 1.51%
Crane Company	20,532	$ 1,975,794
Cummins Incorporated	11,543	2,183,820
Deere & Company	7,075	2,671,166
Parker-Hannifin Corporation	15,961	4,322,558
Snap-on Incorporated	16,211	3,444,675
		14,598,013
Road & rail: 0.39%
CSX Corporation	109,930	3,774,996
Information technology: 26.83%
Communications equipment: 0.98%
Cisco Systems Incorporated	193,511	9,478,169
Electronic equipment, instruments & components: 0.43%
Keysight Technologies Incorporated †	20,870	2,927,435
Zebra Technologies Corporation Class A †	3,379	1,249,081
		4,176,516
IT services: 3.45%
Accenture plc Class A	18,967	5,696,928
Amdocs Limited	65,373	5,209,574
Cognizant Technology Solutions Corporation Class A	9,332	754,959
International Business Machines Corporation	16,372	2,164,542
MasterCard Incorporated Class A	14,992	5,447,793
PayPal Holdings Incorporated †	29,558	2,599,035
Visa Incorporated Class A	53,836	11,474,067
		33,346,898
Semiconductors & semiconductor equipment: 5.47%
Applied Materials Incorporated	61,273	6,761,476
Broadcom Incorporated	20,785	11,522,996
Intel Corporation	106,499	4,642,291
KLA Corporation	6,567	2,096,580
Lam Research Corporation	7,247	3,375,363
Micron Technology Incorporated	29,686	2,024,288
NVIDIA Corporation	68,605	12,724,169
Qorvo Incorporated †	16,946	1,928,116
Qualcomm Incorporated	56,338	7,869,855
		52,945,134
Software: 8.95%
Adobe Incorporated †	12,576	4,979,467
Cadence Design Systems Incorporated †	7,672	1,157,321
Dolby Laboratories Incorporated Class A	35,118	2,720,591
Fortinet Incorporated †	5,505	1,591,000
Intuit Incorporated	10,603	4,440,006
Microsoft Corporation	218,269	60,574,013
Oracle Corporation	91,944	6,748,690
Salesforce.com Incorporated †	25,471	4,481,368
		86,692,456
See accompanying notes to portfolio of investments

Allspring Disciplined U.S. Core Fund  |  5

Portfolio of investments—April 30, 2022 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 7.55%
Apple Incorporated	433,017	$ 68,265,130
HP Incorporated	132,551	4,855,343
		73,120,473
Materials: 3.33%
Chemicals: 1.26%
Celanese Corporation Series A	20,874	3,067,226
LyondellBasell Industries NV Class A	37,371	3,962,447
Westlake Chemical Corporation	41,213	5,215,505
		12,245,178
Containers & packaging: 0.33%
Sealed Air Corporation	49,776	3,196,117
Metals & mining: 1.16%
Cleveland Cliffs Incorporated †	157,233	4,007,869
Freeport-McMoRan Incorporated	53,389	2,164,924
Reliance Steel & Aluminum Company	25,351	5,025,836
		11,198,629
Paper & forest products: 0.58%
Louisiana-Pacific Corporation	86,887	5,605,949
Real estate: 2.91%
Equity REITs: 2.91%
Alexandria Real Estate Equities Incorporated	28,568	5,203,947
CubeSmart	40,470	1,922,730
Gaming and Leisure Properties Incorporated	60,150	2,669,457
Prologis Incorporated	33,310	5,339,260
Public Storage Incorporated	9,151	3,399,597
SBA Communications Corporation	10,229	3,550,588
Weyerhaeuser Company	148,771	6,132,341
		28,217,920
Utilities: 2.75%
Electric utilities: 0.80%
NRG Energy Incorporated	138,403	4,968,668
The Southern Company	38,254	2,807,461
		7,776,129
Independent power & renewable electricity producers: 0.59%
AES Corporation	277,222	5,660,872
Multi-utilities: 1.36%
DTE Energy Company	55,496	7,272,196
Sempra Energy	36,465	5,883,992
		13,156,188
Total Common stocks (Cost $533,458,424)		958,264,532

See accompanying notes to portfolio of investments

6  |  Allspring Disciplined U.S. Core Fund

Portfolio of investments—April 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.86%
Investment companies: 0.86%
Allspring Government Money Market Fund Select Class ♠∞		0.26%	8,271,140	$ 8,271,140
Total Short-term investments (Cost $8,271,140)				8,271,140
Total investments in securities (Cost $541,729,564)	99.83%			966,535,672
Other assets and liabilities, net	0.17			1,679,117
Total net assets	100.00%			$968,214,789

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,482,368	$103,875,460	$(115,086,688)	$0	$0	$8,271,140	8,271,140	$7,061
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	36	6-17-2022	$7,588,795	$7,429,500	$0	$(159,295)
See accompanying notes to portfolio of investments

Allspring Disciplined U.S. Core Fund  |  7

Notes to portfolio of investments—April 30, 2022 (unaudited)

Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income (including from affiliate) (net of fees and rebates) on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

8  |  Allspring Disciplined U.S. Core Fund

Notes to portfolio of investments—April 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$79,340,164	$0	$0	$79,340,164
Consumer discretionary	103,500,714	0	0	103,500,714
Consumer staples	66,140,637	0	0	66,140,637
Energy	37,887,540	0	0	37,887,540
Financials	105,860,897	0	0	105,860,897
Health care	142,114,795	0	0	142,114,795
Industrials	76,603,157	0	0	76,603,157
Information technology	259,759,646	0	0	259,759,646
Materials	32,245,873	0	0	32,245,873
Real estate	28,217,920	0	0	28,217,920
Utilities	26,593,189	0	0	26,593,189
Short-term investments
Investment companies	8,271,140	0	0	8,271,140
Total assets	$966,535,672	$0	$0	$966,535,672
Liabilities
Futures contracts	$159,295	$0	$0	$159,295
Total liabilities	$159,295	$0	$0	$159,295
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended April 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Disciplined U.S. Core Fund  |  9